STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
NOTE 12	-	STOCKHOLDERS' EQUITY

A.	Share capital

1.	Composition:

December 31, 2015 and 2014	Registered	Issued and fully paid
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431

2.	Since May 1998, the Company has been trading its shares on the Tel-Aviv Stock Exchange (“TASE”). On September 2005, the Company registered its Ordinary shares for trade in the United States.

3.
The Ordinary shares of the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when, declared.

4.	As of December 31, 2015, 2014 and 2013, 2,507,314 ordinary shares representing 10.7% of the share capital of the Company is held by the Group as treasury shares.

5.	Shares of the Company held by the Group have no voting rights.

6.
On February 24, 2015 the company issued a press release announcing that its Board of Directors has resolved to act to voluntarily delist it's ordinary shares from trading on the Tel Aviv Stock Exchange. The Company was informed that such delisting will be effective as of May 25, 2016 with the last trading date on the Tel Aviv Stock Exchange being May 23, 2016.

B.	Retained earnings

1.
In determining the amount of retained earnings available for distribution as a dividend, the Israeli Companies Law stipulates that the cost of the Company's shares acquired by the Company and its subsidiaries (presented as a separate item in the statement of changes in equity) must be deducted from the amount of retained earnings.

2.
On February 21, 2012, the board of directors of the Company revised its dividend policy so that dividends will be declared and distributed on a quarterly basis in an amount not less than 50% of its net profits, calculated on the basis of the interim financial statements.

3.
Dividends are declared and paid in NIS. Dividends paid to stockholders outside Israel are converted into dollars on the basis of the exchange rate prevailing at the date of declaration.  See also B1, above.

4.	During 2012, the Company declared dividends totaling an amount of approximately US$ 36.1 million (NIS 135.4 million). These dividends were paid during 2012 and January 2013.

5.	During 2013, the Company declared dividends totaling an amount of approximately US$ 17.2 million (NIS 61.1 million). These dividends were paid during 2013 and January 2014.

6.	During 2014, the Company declared dividends totaling an amount of approximately US$ 20.5 million (NIS 72.4 million). These dividends were paid during 2014 and January 2015.

7.	During 2015, the Company declared dividends in an amount of approximately US$ 16.5 million (NIS 63.4 million). These dividends were paid during 2015 and January 2016.

8.	In February 2016, the Company declared a dividend in the amount of US 0.31 dollar per share, totaling approximately US$ 6.5 million (NIS 25.4. million). The dividend was paid in April 2016.